Financial Risk Management Objectives and Policies - Aging of Financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	$ 1,806	$ 2,372
Credit risk
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	3,322	2,785
Credit risk | Receivables neither past due nor impaired
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	3,263	2,651
Credit risk | Less than 30 days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	51	127
Credit risk | 31-90 Days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	1	7
Credit risk | 91-120 Days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	7	0
Credit risk | Greater than 120 Days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	$ 0	$ 0